Income Taxes - Major Tax-Effected Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	$ 1,844	$ 0
Deferred Tax Assets, Net	1,844	0
Deferred tax liability - federal and state
Accruals, reserves and other	(33,466)	(28,544)
Deferred Tax Liabilities, Intangible Assets	(2,012)	0
Deferred Tax Liabilities, Gross	(35,478)	(28,544)
Deferred Tax Liabilities, Net	$ (33,634)	$ (28,544)